Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 887,282	$ 671,835	$ 723,605
China [Member]
Disclosure of operating segments [line items]
Revenue	707,002	472,372	480,392
Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	123,180	129,257	168,122
Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	56,195	68,779	72,294
Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	905	1,427	2,797
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	756,522	544,727	586,258
Driver IC [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	643,527	421,729	419,249
Driver IC [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	88,001	90,971	136,526
Driver IC [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	24,964	31,861	30,483
Driver IC [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	30	166	0
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	130,760	127,108	137,347
Non-driver products [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	63,475	50,643	61,143
Non-driver products [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	35,179	38,286	31,596
Non-driver products [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	31,231	36,918	41,811
Non-driver products [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	$ 875	$ 1,261	$ 2,797